Income tax	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax

8	Income tax

	2023 € '000s	2022 € '000s	2021 € '000s
The following income taxes are recognized in profit or loss:
Current tax expense
Current year	42,921	27,749	9,389
Changes in estimates related to prior years	(260)	37	(189)
Foreign exchange adjustment	(168)	642	23
Deferred tax credit
Origination and reversal of temporary differences	(13,689)	4,255	21,797
Origination of changes in tax rates	247	66	(64)
Changes in estimates related to prior years	(574)	—	105
Recognition of previously unrecognized deferred tax assets	—	(134)	(34,938)
Foreign exchange adjustment	17	270	47
Release of deferred tax arising on business combinations	(3,331)	(4,256)	(6,901)
Dividend tax expense	223	5,611	761
Income tax expense/(benefit) reported in profit or loss	25,386	34,240	(9,970)

8	Income tax (continued)
The applicable tax rate for the effective tax reconciliation is taken from the Group’s weighted average tax rate of 13.4% (2022: 5.2%) (2021: 10.4%). The weighted average tax rate was calculated by utilizing the absolute profit/loss and applicable domestic tax rate of each subsidiary within the Group.

	2023 € '000s	2022 € '000s	2021 € '000s
Profit before taxation	16,780	216,509	225,908
At Group weighted average tax rate	2,245	11,276	23,427
Tax expense/(benefit) at statutory rate
Rate differential between weighted average tax rate and local tax rate	(11,301)	18,508	1,757
Non-deductible expenses / non-taxable income	10,020	(2,664)	(3,242)
Dividends tax	223	5,611	761
Recognition of previously unrecognized deferred tax assets	—	(134)	(34,938)
Deferred tax arising on taxable loss not recognized	24,199	1,643	2,265
Expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	25,386	34,240	(9,970)

	2023 € '000s	2022 € '000s
Reconciliation of deferred tax assets, net:
Net deferred tax assets as of January 1	14,587	14,860
Net additions from business combinations	119	—
Recognized within income tax expense	17,330	(201)
Foreign currency translation adjustment	(17)	(72)
Net deferred tax assets as of December 31	32,019	14,587

	2023 € '000s	2022 € '000s
The deferred tax assets and liabilities relate to the following items:
Taxes arising on acquired intangible assets[1]	(17,137)	(6,483)
Intangible assets	43	—
Trade and other payables	9,644	(644)
Tax loss carried forward[1]	38,067	15,747
RSUs	2,404	1,413
Other assets and prepayments	(1,002)	4,553
Reflected in the Consolidated Statement of Financial Position:
Deferred tax assets	36,703	23,294
Deferred tax liabilities	(4,684)	(8,707)
[1] Included in these amounts is a deferred tax liability relating intangible assets recognized on DGC business combination and deferred tax asset for unused tax losses of €14.0 million.

8	Income tax (continued)
The Group has tax losses that arose in Betway Limited of €64.7 million (2022: €42.2 million), (2021: €57.4 million) that are available for offsetting against future taxable profits of the companies in which the losses arose. The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable income based on the approved business plans and budgets for the subsidiary. The subsidiary is expected to generate taxable income from 2024 onwards. The losses can be carried forward indefinitely and have no expiry date.
Deferred tax assets of €36.1 million (2022: €10.5 million) have not been recognized in various subsidiaries across different jurisdictions for their assessed losses as they may not be used to offset taxable profits elsewhere in the Group. These have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. The largest portion arises out of DGC where the losses can be carried forward indefinitely and have no expiry date.